Employee benefit expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expenses
Wages and salaries	¥ 250,773,000	¥ 225,085,000	¥ 186,716,000
Share-based compensation expenses	35,463,000	78,967,000	47,788,000
Pension costs - defined contribution plans	16,942,000	5,841,000	12,935,000
Other staff welfare expenses	6,072,000	12,670,000	11,056,000
Employee benefit expenses	¥ 309,250,000	¥ 322,563,000	¥ 258,495,000